SHARE BASED PAYMENTS - Summary of Weighted Average Exercise Prices And Contractual Life of The Share Options (Detail) - SOP	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, share options granted (in EUR or USD per share) | $ / shares	$ 8.51	$ 3.91
Share options outstanding (in shares) | shares	13,883	26,890	0